Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government grant
Receipt of government grants	35,500	32,414	16,705
Recognition of government grants	41,161	17,110
Long-term liability balance related to government grants	82,458	47,959